Lease liabilities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities.
Average term of lease agreements (in years)		7 years
Weighted average rate (%)		14.32%
Reconciliation of changes in lease liabilities
Opening balance		R$ 173,103	R$ 153,714
Additions for new lease agreements	[1]	25,513	35,925
Renegotiation		(12,439)
Cancelled contracts		(3,481)	(3,429)	R$ (34,852)
Renegotiation -COVID impact 19		(448)	(688)
Interest		14,984	15,091
Payment of interest		(14,692)	(14,675)	(8,685)
Payment of principal		(21,998)	(12,835)	(24,021)
Closing balance		160,542	173,103	153,714
Current liabilities		26,636	18,263
Non-current liabilities		133,906	154,840
Total		R$ 160,542	173,103	R$ 153,714
Term of new sublease agreements (in months)		36 months
Minimum weighted average rate (%)		10.30%
Maximum weighted average rate (%)		10.90%
Short-term lease period (in months)		12 months
Fixed and variable lease payments, including those related to short-term contracts and to low-value assets
Fixed Payments		R$ 36,689	27,510
Payments related to short-term contracts and low value assets, variable price contracts		17,775	14,278
Total		R$ 54,464	R$ 41,788

[1]	Refers to new lease agreements which the Company has embedded part of its digital learning solutions. These lease agreements (digital learning) refer to lease terms of 36 months, with rates negotiated in the range of 10.3% p.a to 10.9% p.a.